10-Q Inventories - Schedule of inventory write-down (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory write-downs	$ (571)	$ (306)	$ (1,932)	$ (4,174)	$ (13,262)